Net borrowings - Schedule of borrowings (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	$ 21			$ 45	[1]	$ 90	[1]
Commercial paper	479			250
Bank and other loans	76			153
Credit support obligations	14			19
Fair value adjustment to borrowings	(15)			(8)
Borrowings due within one year	2,885			2,142
Bank and other loans	344			372
Fair value adjustment to borrowings	(353)			(461)
Borrowings due after one year	18,616			18,649	[2]	17,543	[2]
Total borrowings before leases and derivative financial instruments	21,501			20,791
Fair value of cross currency interest rate swaps	(323)			(438)
Fair value of foreign currency swaps and forwards	(11)			2
Fair value of interest rate hedging instruments	376			476
Lease liabilities	604			564
Gross borrowings	22,147			21,395
Less: Cash and cash equivalents	(1,130)			(1,813)	[1],[2]	(2,765)	[1],[2]
Net borrowings	$ 21,017			$ 19,582		$ 17,107
Interest rate	4.30%	4.30%	4.30%	3.90%		2.70%
Proportion of ownership interest in subsidiary	100.00%
Unamortised finance costs	$ 95			$ 102
Diageo Investment Corporation
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
Diageo Capital plc
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary	100.00%
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			646
Notional amounts | €		€ 600
Interest rate	0.125%	0.125%	0.125%
$ 500 million 3.5% bonds due 2023(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			500
Notional amounts	$ 500
Interest rate	3.50%	3.50%	3.50%
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 0			537
Notional amounts | €		€ 500
Interest rate	0.50%	0.50%	0.50%
$ 600 million 2.125% bonds due 2024(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 600			0
Bonds issued long term	0			600
Notional amounts	$ 600
Interest rate	2.125%	2.125%	2.125%
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 535			0
Bonds issued long term	$ 0			538
Notional amounts | €		€ 500
Interest rate	1.75%	1.75%	1.75%
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 641			0
Bonds issued long term				644
Notional amounts | €		€ 600
Interest rate	1.00%	1.00%	1.00%
€ 500 million 3.5% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	$ 534			0
Bonds issued long term	$ 0			537
Notional amounts | €		€ 500
Interest rate	3.50%	3.50%	3.50%
$ 500 million 5.2% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 499			499
Notional amounts	$ 500
Interest rate	5.20%	5.20%	5.20%
$ 750 million 1.375% bonds due 2025(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 749			748
Notional amounts	$ 750
Interest rate	1.375%	1.375%	1.375%
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 908			913
Notional amounts | €		€ 850
Interest rate	2.375%	2.375%	2.375%
€ 500 million floating bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 535			0
Notional amounts | €		€ 500
£ 500 million 1.75% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 630			627
Notional amounts | £			£ 500
Interest rate	1.75%	1.75%	1.75%
$ 800 million 5.375% bonds due 2026(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 797			0
Notional amounts	$ 800
Interest rate	5.375%	5.375%	5.375%
$ 750 million 5.3% bonds due 2027(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 748			748
Notional amounts	$ 750
Interest rate	5.30%	5.30%	5.30%
€ 750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 800			805
Notional amounts | €		€ 750
Interest rate	1.875%	1.875%	1.875%
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 534			537
Notional amounts | €		€ 500
Interest rate	1.50%	1.50%	1.50%
€ 700 million 0.125% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 746			750
Notional amounts | €		€ 700
Interest rate	0.125%	0.125%	0.125%
$ 500 million 3.875% bonds due 2028(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 498			498
Notional amounts	$ 500
Interest rate	3.875%	3.875%	3.875%
£ 300 million 2.375% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 377			375
Notional amounts | £			£ 300
Interest rate	2.375%	2.375%	2.375%
$ 1,000 million 2.375% bonds due 2029(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 993			992
Notional amounts	$ 1,000
Interest rate	2.375%	2.375%	2.375%
£ 300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 377			376
Notional amounts | £			£ 300
Interest rate	2.875%	2.875%	2.875%
€ 750 million 1.5% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 801			806
Notional amounts | €		€ 750
Interest rate	1.50%	1.50%	1.50%
$ 1,000 million 2% bonds due 2030(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 995			994
Notional amounts	$ 1,000
Interest rate	2.00%	2.00%	2.00%
€ 1,000 million 2.5% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 1,066			1,072
Notional amounts | €		€ 1,000
Interest rate	2.50%	2.50%	2.50%
$ 750 million 2.125% bonds due 2032(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 744			743
Notional amounts	$ 750
Interest rate	2.125%	2.125%	2.125%
£ 400 million 1.25% bonds due 2033
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 500			499
Notional amounts | £			£ 400
Interest rate	1.25%	1.25%	1.25%
$ 750 million 5.5% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 744			744
Notional amounts	$ 750
Interest rate	5.50%	5.50%	5.50%
$ 900 million 5.625% bonds due 2033(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 894			0
Notional amounts	$ 900
Interest rate	5.625%	5.625%	5.625%
€ 900 million 1.875% bonds due 2034
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 957			962
Notional amounts | €		€ 900
Interest rate	1.875%	1.875%	1.875%
$ 400 million 7.45% bonds due 2035(1)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 400			400
Notional amounts	$ 400
Interest rate	7.45%	7.45%	7.45%
$ 600 million 5.875% bonds due 2036(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 594			594
Notional amounts	$ 600
Interest rate	5.875%	5.875%	5.875%
£ 600 million 2.75% bonds due 2038
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 752			750
Notional amounts | £			£ 600
Interest rate	2.75%	2.75%	2.75%
$ 500 million 4.25% bonds due 2042(1)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 495			495
Notional amounts	$ 500
Interest rate	4.25%	4.25%	4.25%
$ 500 million 3.875% bonds due 2043(2)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	$ 492			$ 492
Notional amounts	$ 500
Interest rate	3.875%	3.875%	3.875%

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.